Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.08 par value per share, to be issued under the Registrant's 2024 Stock Incentive Plan
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	2.09
Maximum Aggregate Offering Price	$ 418,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57.73
Offering Note	1 Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such indeterminate number of additional shares of the Registrant's common stock ("Common Stock") as is necessary to eliminate any dilutive effect of any future stock split, stock dividend or similar transaction. 2 Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based on the average of the high and low prices for the Registrant's Common Stock on February 25, 2026, as reported on The Nasdaq Capital Market.